SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include software capitalization and amortization. Actual results may differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include software capitalization and amortization. Actual results may differ from these estimates.

Liquidity and Going Concern Uncertainty

Liquidity and Going Concern Uncertainty

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain equity and/or debt financing to continue operations. The Company has a net loss of $5,603,548 and a negative working capital of $2,139,964 during the six months ended June 30, 2026, respectively. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate profitable future operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company is actively seeking additional funding through debt and equity offerings. Management cannot be certain that such events or a combination thereof can be achieved.

Liquidity and Going Concern Uncertainty

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain equity and/or debt financing to continue operations. The Company has a net loss of $1,923,792 and a negative working capital of $1,520,347 during the year ended and as of December 31, 2025, respectively. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company is actively seeking additional funding through debt and equity offerings. Management cannot be certain that such events or a combination thereof can be achieved.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 825-10, “Financial Instruments” (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The estimated fair value of certain financial instruments, including cash, accounts payable and accrued liabilities are carried at historical cost basis, which approximates their fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the unaudited condensed consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk.

The Company follows ASC 825-10, which permits entities to choose to measure many financial instruments and certain other items at fair value. The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 825-10, “Financial Instruments” (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The estimated fair value of certain financial instruments, including cash, accounts payable and accrued liabilities are carried at historical cost basis, which approximates their fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk.

The Company follows ASC 825-10, which permits entities to choose to measure many financial instruments and certain other items at fair value. The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Related Parties	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.	Related Parties The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.
Cash and cash equivalents

Cash and cash equivalents

For purposes of the unaudited condensed consolidated statements of cash flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. As of June 30, 2026 and December 31, 2025, the Company had no cash equivalents. The Company maintains its cash in banks insured by the Federal Deposit Insurance Corporation in accounts that at times may be in excess of the federally insured limit of $250,000 per bank. The Company minimizes this risk by placing its cash deposits with major financial institutions. As of June 30, 2026 and December 31, 2025, the uninsured balances amounted to $0 and $0, respectively.

Cash and cash equivalents

For purposes of the consolidated statements of cash flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2025 and 2024, the Company had no cash equivalents. The Company maintains its cash in banks insured by the Federal Deposit Insurance Corporation in accounts that at times may be in excess of the federally insured limit of $250,000 per bank. The Company minimizes this risk by placing its cash deposits with major financial institutions. As of December 31, 2025 and 2024, the uninsured balances amounted to $0 and $0, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for credit losses. The allowance for credit losses is recognized based on management’s estimate of expected losses, based on past experience, customer creditworthiness, past transaction history with customers, current/future economic trends and conditions. As of June 30, 2026 and December 31, 2025, there was $0 of allowance for credit losses. Accounts receivable was $12,180 and $36,833 as of June 30, 2026 and December 31, 2025, respectively.

Accounts Receivable

Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for credit losses. The allowance for credit losses is recognized based on management’s estimate of expected losses, based on past experience, customer creditworthiness, past transaction history with customers, current/future economic trends and conditions. As of December 31, 2025 and 2024, there was $0 of allowance for credit losses. Accounts receivable was $36,833 and $0 as of December 31, 2025 and 2024, respectively.

Revenue Recognition

Revenue Recognition

The Company’s revenues are accounted for under ASC Topic 606, “Revenue From Contracts With Customers” (“ASC 606”) and generally do not require significant estimates or judgments based on the nature of the Company’s revenue streams. The Company recognizes revenue when services are realized or realizable and earned, less estimated credit losses. The sales prices are generally fixed at the point of sale and all consideration from contracts is included in the transaction price. The Company’s contracts do not include multiple performance obligations or material variable consideration.

In accordance with ASC 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company recognizes revenue in accordance with that core principle by applying the following:

●	Identification of the contract with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company primarily generates revenue by facilitating campaign messaging for political organizations, including text messages and automated calls through the Company’s technology platform. Upon effectiveness of the Company’s acquisition of Advocacy Lab, the Company also began generating monthly recurring subscription revenue for access to its platform.

The Company recognizes revenue upon the fulfillment of its performance obligations to customers, which is at a point in time when the campaign is delivered to the customers’ voter lists or the service period for a subscription has been completed. The Company collects payment upon messages being scheduled, based on an agreed upon rate per message, which is typically immediately or up to a week prior to the messages being sent. The Company’s performance obligation is fully satisfied upon sending the messages. Additionally, the Company recognizes revenue from the subscription service at the end of each month during the customers’ access to the platform, which is also when the Company collects the fixed monthly fee for the subscription service from the customer. As of June 30, 2026 and December 31, 2025, the Company had a contract liability of $9,195 and $0, respectively, for services customers had paid for and the Company had not yet delivered. The Company’s contracts do not contain a financing component.

Disaggregation of revenues

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Three Month Periods Ended		For the Six Month Periods Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Campaign messaging	$907,165	$184,882	$1,243,396	$233,875
Subscription	30,708	-	42,993	-
Total Revenue	$937,873	$184,882	$1,286,389	$233,875

Deferred revenue

Deferred revenue consists of amounts invoiced or collected in advance of the delivery of services and are presented as deferred revenue account on the unaudited condensed consolidated balance sheets. During the six months ended June 30, 2026 and 2025, no revenue recognized had been included in deferred revenue at the beginning of the period. During the three months ended June 30, 2026 and 2025, $59,930 and $0 in revenue recognized was included in deferred revenue at the beginning of the period, respectively. As of June 30, 2026 and December 31, 2025, deferred revenue was $9,195 and $0, respectively, in each case representing services for which customers had paid and that the Company had not yet delivered.

Revenue Recognition

The Company’s revenues are accounted for under ASC Topic 606, “Revenue From Contracts With Customers” (“ASC 606”) and generally do not require significant estimates or judgments based on the nature of the Company’s revenue streams. The Company recognizes revenue when services are realized or realizable and earned, less estimated credit losses. The sales prices are generally fixed at the point of sale and all consideration from contracts is included in the transaction price. The Company’s contracts do not include multiple performance obligations or material variable consideration.

In accordance with ASC 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company recognizes revenue in accordance with that core principle by applying the following:

●	Identification of the contract with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation

The Company primarily generates revenue by facilitating campaign messaging for political organizations, including text messages and automated calls through the Company’s technology platform. Upon effectiveness of the Company’s acquisition of Advocacy Lab, the Company also began generating monthly recurring subscription revenue for access to its platform.

The Company recognizes revenue upon the fulfillment of its performance obligations to customers, which is at a point in time when the campaign is delivered to the customers’ voter lists or the service period for a subscription has been completed. The Company collects payment upon messages being scheduled, based on an agreed upon rate per message, which is typically immediately or up to a week prior to the messages being sent. The Company’s performance obligation is fully satisfied upon sending the messages. Additionally, the Company recognizes revenue from the subscription service at the end of each month during the customers’ access to the platform, which is also when the Company collects the fixed monthly fee for the subscription service from the customer. As of December 31, 2025 and 2024, the Company had a contract liability of $0 and $0, respectively, for services customers had paid for and the Company had not yet delivered. The Company’s contracts do not contain a financing component.

Disaggregation of revenues

The Company disaggregates revenue between facilitating campaign messaging and subscription revenue to Advocacy Lab, its political AI platform.

	For the Year Ended
	December 31, 2025	December 31, 2024
Campaign messaging	1,428,884	881,051
Subscription	27,000	-
	1,455,884	881,051

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of expenses related to providing our cloud-based services and professional services. These costs include payroll and related expenses for technical support and professional services personnel, data center hosting costs, software license fees, and amortization of capitalized internal-use software

Cost of Revenue

Cost of revenue consists primarily of expenses related to providing our cloud-based services and professional services. These costs include payroll and related expenses for technical support and professional services personnel, data center hosting costs, software license fees, and amortization of capitalized internal-use software

Property and Equipment, net

Property and Equipment, net

We state property and equipment at cost or, if acquired through a business combination, fair value at the date of acquisition. We calculate depreciation using the straight-line method over the estimated useful lives of the assets, except for our leasehold improvements, which are depreciated over the shorter of their estimated useful lives or their related lease term. Upon the sale or retirement of assets, the cost and related accumulated depreciation are removed from our accounts and the resulting gain or loss is credited or charged to income. We expense costs for repairs and maintenance when incurred.

Property and Equipment, net

We state property and equipment at cost or, if acquired through a business combination, fair value at the date of acquisition. We calculate depreciation using the straight-line method over the estimated useful lives of the assets, except for our leasehold improvements, which are depreciated over the shorter of their estimated useful lives or their related lease term. Upon the sale or retirement of assets, the cost and related accumulated depreciation are removed from our accounts and the resulting gain or loss is credited or charged to income. We expense costs for repairs and maintenance when incurred.

Capitalized Software Development Cost, net

Capitalized Software Development Cost, net

The Company capitalizes certain costs related to the development and enhancement of the Company’s platform. Such costs are amortized when placed in service, on a straight-line basis over the estimated useful life of the related asset, generally estimated to be three years. Costs incurred prior to meeting these criteria together with costs incurred for training and maintenance are expensed as incurred and recorded in product development expenses on our statements of operations. Costs incurred for enhancements that were expected to result in additional features or functionality that would generate additional revenue are capitalized and expensed over the estimated useful life of the enhancements, generally three years. The Company does not capitalize any testing or maintenance costs. The accounting for these capitalized software costs requires management to make significant judgments, assumptions and estimates related to the timing and amount of recognized capitalized software development costs. For the six months ended June 30, 2026 and 2025, we capitalized $0 and $0 of costs related to the development of software applications, respectively. Amortization of capitalized software costs was $17,356 and $30,018 for the six months ended June 30, 2026 and 2025, respectively. Amortization of capitalized software costs was $54 and $15,401 for the three months ended June 30, 2026 and 2025, respectively. The balance of capitalized software was $18,667 and $36,024, net of accumulated amortization of $167,331 and $149,975 at June 30, 2026 and December 31, 2025, respectively.

The Company evaluates its capitalized software costs for impairment annually, at year-end. As of June 30, 2026 and December 31, 2025, the Company determined no impairment of its capitalized software costs was warranted.

Capitalized Software Development Cost, net

The Company capitalizes certain costs related to the development and enhancement of the Company’s platform. Such costs are amortized when placed in service, on a straight-line basis over the estimated useful life of the related asset, generally estimated to be three years. Costs incurred prior to meeting these criteria together with costs incurred for training and maintenance are expensed as incurred and recorded in product development expenses on our statements of operations. Costs incurred for enhancements that were expected to result in additional features or functionality that would generate additional revenue are capitalized and expensed over the estimated useful life of the enhancements, generally three years. The Company does not capitalize any testing or maintenance costs. The accounting for these capitalized software costs requires management to make significant judgments, assumptions and estimates related to the timing and amount of recognized capitalized software development costs. For the years ended December 31, 2025 and 2025, we capitalized $43,930 and $65,123 of costs related to the development of software applications, respectively. Amortization of capitalized software costs was $50,570 and $55,286 for the for the years ended December 31, 2025 and 2024, respectively. The balance of capitalized software was $36,024 and $86,594, net of accumulated amortization of $149,975 and $99,405 at December 31, 2025 and 2024, respectively.

The Company evaluates its capitalized software costs for impairment annually, at year-end. As of December 31, 2025, the Company determined no impairment of its capitalized software costs was warranted.

Intangible Assets

Intangible Assets

The Company accounts for acquired intangible assets in accordance with ASC 350, “Intangibles - Goodwill and Other”. The Company amortizes acquired definite-lived intangible assets over their estimated useful lives. Other indefinite-lived intangible assets are not amortized but subject to annual impairment tests.

Intangible Assets

The Company accounts for acquired intangible assets in accordance with ASC 350, “Intangibles - Goodwill and Other”. The Company amortizes acquired definite-lived intangible assets over their estimated useful lives. Other indefinite-lived intangible assets are not amortized but subject to annual impairment tests.

Long-lived Assets

Long-lived Assets

In accordance with ASC 360 “Property Plant and Equipment,” the Company reviews the carrying value of intangibles subject to amortization and long-lived assets for impairment throughout the year or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Long-lived Assets

In accordance with ASC 360 “Property Plant and Equipment,” the Company reviews the carrying value of intangibles subject to amortization and long-lived assets for impairment throughout the year or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets is measured by comparison of its carrying amount to the undiscounted cash flows that the asset or asset group is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the property, if any, exceeds its fair market value.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates its long-lived tangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The recoverability of a long-lived asset is measured by comparison of the carrying amount to the expected future undiscounted cash flows that the asset is expected to generate. Any impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

Impairment of Long-lived Assets

The Company evaluates its long-lived tangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The recoverability of a long-lived asset is measured by comparison of the carrying amount to the expected future undiscounted cash flows that the asset is expected to generate. Any impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of specific expenses directly attributable to the Company’s offering, including legal, accounting, printing, underwriter fees, and filing fees. These costs are capitalized as incurred in accordance with the guidance under ASC 340-10-S99-1. Subsequent to the successful completion of the offering, deferred offering costs will be offset against the closing proceeds and reclassified to additional paid-in capital. During the six months ended June 30, 2026 and 2025, the Company offset $291,408 and $0 of the deferred offering cost against additional paid-in capital, respectively. During the three months ended June 30, 2026 and 2025, the Company offset $32,910 and $0 of the deferred offering cost against additional paid-in capital, respectively.  As of June 30, 2026 and December 31, 2025, there were deferred offering costs of $0 and $249,888, respectively.

Deferred Offering Costs

Deferred offering costs consist of specific expenses directly attributable to the Company’s offering, including legal, accounting, printing, underwriter fees, and filing fees. These costs are capitalized as incurred in accordance with the guidance under ASC 340-10-S99-1. Subsequent to the successful completion of the offering, deferred offering costs will be offset against the closing proceeds and reclassified to additional paid-in capital. During the year ended December 31, 2025, the Company recorded deferred offering costs of $249,888. During the year ended December 31, 2025, the Company offset $1,452 of the deferred offering cost against additional paid-in capital.

Leases

Leases

Leases with an initial term of 12 months or less are not recorded on the balance sheet, and lease payments for these leases are recognized as an expense on a straight-line basis over the lease term.

Leases

Leases with an initial term of 12 months or less are not recorded on the balance sheet, and lease payments for these leases are recognized as an expense on a straight-line basis over the lease term.

Advertising

Advertising

The Company charges the costs of advertising to expense as incurred. Advertising costs were $544,560 and $30,709 for the six months ended June 30, 2026 and 2025, respectively. Advertising costs were $167,613 and $18,288 for the three months ended June 30, 2026 and 2025, respectively.

Advertising The Company charges the costs of advertising to expense as incurred. Advertising costs were $268,380 and $56,318 for the years ended December 31, 2025 and 2024, respectively.
Research and Development

Research and Development

Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, certain contract services and other related costs. Research and development costs are expensed to operations as incurred.

Research and Development

Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, certain contract services and other related costs. Research and development costs are expensed to operations as incurred.

Stock-based Compensation

Stock-based Compensation

Employee and non-employee share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. Forfeitures are accounted for as they occur, and any unrecognized compensation cost for an award is reversed in the period that the award is forfeited.

Stock-based Compensation

Employee and non-employee share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. Forfeitures are accounted for as they occur, and any unrecognized compensation cost for an award is reversed in the period that the award is forfeited.

Loss Per Common Share

Loss Per Common Share

Basic loss per common share is computed by dividing net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. As of June 30, 2026 the Company’s potentially dilutive shares, which were not included in the calculation of net loss per share, included warrants to purchase 10,380 common shares. As of June 30, 2025, the Company had no potentially dilutive shares and options.

Loss Per Common Share

Basic loss per common share is computed by dividing net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. As of December 31, 2025 and 2024, the Company had no potentially dilutive shares and options.

Business Combinations

Business Combinations

Our business combinations are accounted for under the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations” (“ASC 805”). Under the acquisition method, we recognize 100% of the assets we acquire and liabilities we assume, regardless of the percentage we own, at their estimated fair values as of the date of acquisition. Any excess of the purchase price over the fair value of the net assets and other identifiable intangible assets we acquire is recorded as goodwill. To the extent the fair value of the net assets we acquire, including other identifiable assets, exceeds the purchase price, a bargain purchase gain is recognized. The assets we acquire, and liabilities we assume from contingencies, are recognized at fair value if we can readily determine the fair value during the measurement period. The operating results of businesses we acquire are included in our unaudited condensed consolidated statement of operations from the date of acquisition. Acquisition-related costs are expensed as incurred.

Business Combinations

Our business combinations are accounted for under the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations” (“ASC 805”). Under the acquisition method, we recognize 100% of the assets we acquire and liabilities we assume, regardless of the percentage we own, at their estimated fair values as of the date of acquisition. Any excess of the purchase price over the fair value of the net assets and other identifiable intangible assets we acquire is recorded as goodwill. To the extent the fair value of the net assets we acquire, including other identifiable assets, exceeds the purchase price, a bargain purchase gain is recognized. The assets we acquire, and liabilities we assume from contingencies, are recognized at fair value if we can readily determine the fair value during the measurement period. The operating results of businesses we acquire are included in our consolidated statement of operations from the date of acquisition. Acquisition-related costs are expensed as incurred.

Income Taxes

Income Taxes

The Company is organized as a C-Corporation. Prior to its reorganization in June 2025, RoboCent was a corporation and elected to be taxed as S-Corporation for state and federal tax purposes, a structure in which income taxes are not payable by the Company. The shareholder(s) of S-Corporations are taxed individually on their applicable share of earnings.

The Company accounts for income taxes in accordance with ASC 740, which requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Tax benefits of uncertain tax positions are recorded only where the position is “more likely than not” to be sustained based on their technical merits. The amount recognized is the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability is recognized for any benefit claimed or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) in such excess.

Income Taxes

The Company is organized as a C-Corporation. Prior to its reorganization in June 2025, RoboCent was a corporation and elected to be taxed as S-Corporation for state and federal tax purposes, a structure in which income taxes are not payable by the Company. The shareholder(s) of S-Corporations are taxed individually on their applicable share of earnings.

The Company accounts for income taxes in accordance with ASC 740, which requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Tax benefits of uncertain tax positions are recorded only where the position is “more likely than not” to be sustained based on their technical merits. The amount recognized is the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability is recognized for any benefit claimed or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) in such excess. The Company has no uncertain tax positions as of December 31, 2025.

As of December 31, 2025 and 2024, the Company owed Virginia state income taxes of $0 and $2,991, respectively related to pass through entity tax.

Segment Reporting

Segment Reporting

The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Segment Reporting

The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as one operating segment, which is the same as its reporting segment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires specified information about certain costs and expenses be disclosed in the notes to the unaudited condensed consolidated financial statements, including the expense caption on the face of the income statement in which they are disclosed, in addition to a qualitative description of remaining amounts not separately disaggregated. Entities will also be required to disclose their definition of “selling expenses” and the total amount in each annual period. The standard is effective for the Company for annual periods beginning January 1, 2027 and for interim periods beginning January 1, 2028, with updates applied either prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures.

Credit Losses

In July, 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides updates related to CECL guidance for certain short-term receivables. The ASU is effective for fiscal years beginning after December 15, 2025. The Company adopted ASU 2025-05 on January 1, 2026 with no material impact of this guidance on its disclosures.

Intangibles—Goodwill and Other—Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to modernize the accounting for the costs of internal-use software. The amendments remove all references to prescriptive and sequential development stages and, instead, require an entity to start capitalizing software costs when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. The amendments are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period with the amendments to be applied using a prospective, modified or retrospective transition approach. The Company is currently evaluating the impact provided by the new standard.

Recent Accounting Pronouncements

Income Taxes

In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires enhanced disclosures surrounding income taxes, particularly related to rate reconciliation and income taxes paid information. In particular, on an annual basis, companies will be required to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Companies will also be required to disclose, on an annual basis, the amount of income taxes paid, disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions above a quantitative threshold. The standard is effective for the Company for annual periods beginning January 1, 2025 on a prospective basis, with retrospective application permitted for all prior periods presented. The Company adopted ASU 2023-09 for the annual period ending December 31, 2025 with no material impact of this guidance on its disclosures.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires specified information about certain costs and expenses be disclosed in the notes to the condensed consolidated financial statements, including the expense caption on the face of the income statement in which they are disclosed, in addition to a qualitative description of remaining amounts not separately disaggregated. Entities will also be required to disclose their definition of “selling expenses” and the total amount in each annual period. The standard is effective for the Company for annual periods beginning January 1, 2027 and for interim periods beginning January 1, 2028, with updates applied either prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its disclosures.

Credit Losses

In July, 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides updates related to CECL guidance for certain short-term receivables. The ASU is effective for fiscal years beginning after December 15, 2025. The Company is currently evaluating the impact of this guidance on its disclosures.

Intangibles—Goodwill and Other—Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to modernize the accounting for the costs of internal-use software. The amendments remove all references to prescriptive and sequential development stages and, instead, require an entity to start capitalizing software costs when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. The amendments are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period with the amendments to be applied using a prospective, modified or retrospective transition approach. The Company is currently evaluating the impact provided by the new standard.